UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             WASHINGTON, D.C.   20549"

			FORM 13F/NT	NT

			FORM 13F NT COVER PAGE

"REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:   DECEMBER 31, 2003"

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
			      [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		BNP PARIBAS ASSET MANAGEMENT LUXEMBOURG
Address:		5 Rue Jean Monnet

		"Luxembourg, Germany  L29 52"

13F File Number:

The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is "authorized to submit it, that all information cotained herein is true, " "correct and complete, and that it is understood that all required items," "statements, schedules, lists, and tables, are considered integral parts " of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Joseph Palminteri
Title:	Chief Compliance Officer
Phone:	212 841-2954

	"Joseph Palminteri        New York, New York"

Report Type   (Check only one.):

[    ] 	13F holdings Report.

[  x ]     	13F Notice.

[     ]	13F Combination Report

List of Other Managers Reporting for this Managers

 28-5228  BNP Paribas Asset Management SA

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			Form 13F Summary Page


Report Summary:

Number of Other Included Managers:

NONE

Form13F Iformation Table Entry Total:					0

Form13F Information Table Value Total:					0

List of other Managers reporting for this Manager:






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